Due to Owners, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to owners, net	$ 11,806	$ 11,003
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	1,881	897
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 9,925	$ 10,106